Schedule II Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2016	Dec. 28, 2014	Dec. 29, 2013
Reserve for doubtful accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 7.8	$ 5.2	$ 4.7
Charged to costs and expenses	0.9	3.6	0.9
Acquisitions	0.3	1.9	1.6
Deductions and other	(2.7)	(2.9)	(2.0)
Balance at end of period	6.3	7.8	5.2
Environmental reserves
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	9.7	9.1	3.2
Charged to costs and expenses	0.7	0.5	6.2
Acquisitions	0.0	0.9	0.0
Deductions and other	(1.6)	(0.8)	(0.3)
Balance at end of period	$ 8.8	$ 9.7	$ 9.1